Research and development expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and development expenses
Personnel expense	$ 99,482	$ 79,497
External research and development expenses	233,868	185,453
Materials and consumables	2,044	1,407
Depreciation and amortization	3,498	1,842
Other expenses	22,472	10,688
Total research and development expenses	$ 361,364	$ 278,887